UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853

                         KALMAR POOLED INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              WILMINGTON, DE 19807
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              WILMINGTON, DE 19807
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST
                                                        SCHEDULE OF INVESTMENTS
"GROWTH-WITH-VALUE"                                           SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                       Value
                                                         Shares      (Note 1)
                                                         ------    ------------
COMMON STOCK -- 95.4%

COMMERCIAL SERVICES -- 16.4%

   ADVERTISING/MARKETING SERVICES -- 1.0%
   ValueClick, Inc.*................................     203,570   $   2,685,088
                                                                   -------------

   COMMERCIAL PRINTING/FORMS -- 0.3%
   InnerWorkings, Inc.*.............................     185,000         913,900
                                                                   -------------

   ENGINEERING/CONSTRUCTION -- 1.7%
   Chicago Bridge & Iron Co. N.V. ..................     253,650       4,738,182
                                                                   -------------

   FOOD DISTRIBUTORS -- 1.7%
   United Natural Foods, Inc.* .....................     194,320       4,648,134
                                                                   -------------

   MEDICAL DISTRIBUTORS -- 2.5%
   PSS World Medical, Inc.* ........................     304,240       6,641,559
                                                                   -------------

   MISCELLANEOUS COMMERCIAL SERVICES -- 5.9%
   Concur Technologies, Inc.*.......................      42,660       1,696,162
   Constant Contact, Inc.* .........................     133,090       2,561,982
   Corrections Corporation of America* .............     229,614       5,200,757
   Global Traffic Network, Inc.* ...................     144,105         672,970
   SkillSoft PLC* ..................................     371,920       3,570,432
   Ultimate Software Group, Inc.* ..................      77,010       2,211,727
                                                                   -------------
                                                                      15,914,030
                                                                   -------------

   PERSONNEL SERVICES -- 1.3%
   MPS Group, Inc.* ................................     329,370       3,464,972
                                                                   -------------

   WHOLESALE DISTRIBUTOR -- 2.0%
   MSC Industrial Direct Co., Inc. (A Shares)* .....     124,115       5,408,932
                                                                   -------------
   TOTAL COMMERCIAL SERVICES                                          44,414,797
                                                                   -------------

COMMUNICATIONS -- 0.8%

   SPECIALTY COMMUNICATIONS -- 0.8%
   Cbeyond Communications, Inc.* ...................     130,770       2,109,320
                                                                   -------------
   TOTAL COMMUNICATIONS                                                2,109,320
                                                                   -------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
                                          SCHEDULE OF INVESTMENTS --  CONTINUED
"GROWTH-WITH-VALUE"                                          SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                       Value
                                                         Shares      (Note 1)
                                                         -------   -------------
CONSUMER DURABLES -- 1.3%

   AUTOMOTIVE AFTERMARKET -- 1.3%
   LKQ Corp.*......................................      187,485   $   3,475,972
                                                                   -------------
   TOTAL CONSUMER DURABLES                                             3,475,972
                                                                   -------------

CONSUMER NON-DURABLES -- 2.8%

   BEVERAGES -- 1.4%
   Central European Distribution Corp.*............      111,355       3,647,990
                                                                   -------------

   FOOD: MEAT/FISH/DAIRY -- 0.8%
   Smart Balance, Inc.*............................      357,310       2,193,883
                                                                   -------------

   FOOD: SPECIALTY/CANDY -- 0.6%
   Lance, Inc......................................       49,980       1,290,484
   SunOpta, Inc.*..................................       77,190         312,620
                                                                   -------------
                                                                       1,603,104
                                                                   -------------
   TOTAL CONSUMER NON-DURABLES                                         7,444,977
                                                                   -------------

CONSUMER SERVICES -- 7.4%

   OTHER CONSUMER SERVICES -- 5.3%
   American Public Education, Inc.*................       55,700       1,935,018
   DeVry, Inc......................................      129,885       7,185,238
   Life Time Fitness, Inc.*........................      191,140       5,361,477
                                                                   -------------
                                                                      14,481,733
                                                                   -------------

   RESTAURANTS -- 2.1%
   BJ's Restaurants, Inc.*.........................      167,525       2,511,200
   Ruby Tuesday, Inc.*.............................      369,700       3,112,874
                                                                   -------------
                                                                       5,624,074
                                                                   -------------
   TOTAL CONSUMER SERVICES                                            20,105,807
                                                                   -------------

ELECTRONIC TECHNOLOGY -- 10.6%

   COMPUTER COMMUNICATIONS -- 0.5%
   Ixia*...........................................      182,600       1,252,636
                                                                   -------------

   ELECTRONIC COMPONENTS -- 1.7%
   Rogers Corp.*...................................      153,150       4,589,906
                                                                   -------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
                                          SCHEDULE OF INVESTMENTS --  CONTINUED
"GROWTH-WITH-VALUE"                                          SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                       Value
                                                         Shares      (Note 1)
                                                         ------    -------------
ELECTRONIC TECHNOLOGY -- (CONTINUED)

   ELECTRONIC PRODUCTION EQUIPMENT -- 3.8%
   ATMI, Inc.*........................................   190,700   $   3,461,205
   FEI Co.*...........................................   137,850       3,398,002
   Teradyne, Inc.*....................................   356,870       3,301,048
                                                                   -------------
                                                                      10,160,255
                                                                   -------------

   SEMICONDUCTORS -- 3.8%
   Atmel Corp.*.......................................   801,970       3,360,254
   Diodes, Inc.*......................................    77,865       1,408,578
   Microsemi Corp.*...................................   179,250       2,830,357
   Monolithic Power Systems, Inc.*....................   113,880       2,670,486
                                                                   -------------
                                                                      10,269,675
                                                                   -------------

   TELECOMMUNICATIONS EQUIPMENT -- 0.8%
   Polycom, Inc.*.....................................    86,535       2,314,811
                                                                   -------------
   TOTAL ELECTRONIC TECHNOLOGY                                        28,587,283
                                                                   -------------

ENERGY -- 5.7%

   CONTRACT DRILLING -- 1.2%
   Atwood Oceanics, Inc.*.............................    91,500       3,227,205
                                                                   -------------

   OIL & GAS PRODUCTION -- 3.4%
   Niko Resources, Ltd. (Canadian)....................    56,925       4,452,873
   Ultra Petroleum Corp.*.............................    96,315       4,715,582
                                                                   -------------
                                                                       9,168,455
                                                                   -------------

   OILFIELD SERVICES/EQUIPMENT -- 1.1%
   Core Laboratories N.V..............................    28,085       2,895,283
                                                                   -------------
   TOTAL ENERGY                                                       15,290,943
                                                                   -------------

FINANCE -- 1.2%

   FINANCE/RENTAL/LEASING -- 1.2%
   Mobile Mini, Inc.*.................................   190,940       3,314,718
                                                                   -------------
   TOTAL FINANCE                                                       3,314,718
                                                                   -------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
                                          SCHEDULE OF INVESTMENTS --  CONTINUED
"GROWTH-WITH-VALUE"                                          SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                       Value
                                                         Shares      (Note 1)
                                                         -------   -------------
HEALTHCARE -- 17.1%

   BIOTECHNOLOGY -- 3.8%
   Luminex Corp.*...................................     230,710   $   3,922,070
   Martek Biosciences Corp.*........................     148,330       3,350,775
   Meridian Bioscience, Inc.........................     120,180       3,005,702
                                                                   -------------
                                                                      10,278,547
                                                                   -------------

   HOSPITAL/NURSING MANAGEMENT -- 1.7%
   Psychiatric Solutions, Inc.*.....................     165,610       4,431,724
                                                                   -------------

   MEDICAL SPECIALTIES -- 6.6%
   Analogic Corp....................................      44,080       1,631,842
   Cooper Companies, Inc. (The).....................     268,650       7,986,965
   ResMed, Inc.*....................................     147,080       6,648,016
   SonoSite, Inc.*..................................      57,630       1,524,890
                                                                   -------------
                                                                      17,791,713
                                                                   -------------

   MEDICAL/NURSING SERVICES -- 1.0%
   VCA Antech, Inc.*................................     102,610       2,759,183
                                                                   -------------

   SERVICES TO THE HEALTH INDUSTRY -- 4.0%
   eResearch Technology, Inc.*......................     136,750         957,250
   Healthcare Services Group, Inc...................     168,360       3,091,090
   MedAssets, Inc.*.................................     175,680       3,965,098
   Phase Forward, Inc.*.............................     204,550       2,871,882
                                                                   -------------
                                                                      10,885,320
                                                                   -------------
   TOTAL HEALTHCARE                                                   46,146,487
                                                                   -------------

MATERIALS & PROCESSING -- 4.0%

   CHEMICALS: SPECIALTY -- 2.7%
   Albemarle Corp...................................     212,560       7,354,576
                                                                   -------------

   INDUSTRIAL SPECIALTIES -- 1.3%
   Polypore International, Inc.*....................     270,260       3,489,057
                                                                   -------------
   TOTAL MATERIALS & PROCESSING                                       10,843,633
                                                                   -------------

PRODUCER MANUFACTURING -- 4.1%

   AUTO PARTS -- 0.9%
   Gentex Corp......................................     183,320       2,593,978
                                                                   -------------

   ELECTRICAL PRODUCTS -- 1.9%
   EnerSys, Inc.*...................................     229,890       5,085,167
                                                                   -------------

    KALMAR
    POOLED
INVESTMENT
     TRUST

                                          SCHEDULE OF INVESTMENTS --  CONTINUED
"GROWTH-WITH-VALUE"                                          SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                       Value
                                                         Shares      (Note 1)
                                                         -------   -------------
PRODUCER MANUFACTURING -- (CONTINUED)

   INDUSTRIAL MACHINERY -- 1.3%
   Kennametal, Inc..................................     138,370   $   3,405,286
                                                                   -------------
   TOTAL PRODUCER MANUFACTURING                                       11,084,431
                                                                   -------------

RETAIL TRADE -- 5.4%

   APPAREL/FOOTWEAR RETAIL -- 1.2%
   DSW, Inc. (A Shares) *...........................     208,770       3,334,057
                                                                   -------------

   INTERNET RETAIL -- 0.4%
   1-800-FLOWERS.COM, Inc. (A Shares)*..............     304,240       1,049,628
                                                                   -------------

   SPECIALTY STORES -- 3.8%
   GameStop Corp. (A Shares)*.......................     125,000       3,308,750
   Tractor Supply Co.*..............................      84,055       4,069,943
   Ulta Salon Cosmetics & Fragrance, Inc.*..........     173,720       2,868,117
                                                                   -------------
                                                                      10,246,810
                                                                   -------------
   TOTAL RETAIL TRADE                                                 14,630,495
                                                                   -------------

TECHNOLOGY SERVICES -- 16.6%

   DATA PROCESSING SERVICES -- 6.2%
   Alliance Data Systems Corp.*.....................      74,040       4,522,363
   CyberSource Corp.*...............................     444,740       7,413,816
   Euronet Worldwide, Inc.*.........................      83,800       2,013,714
   NeuStar, Inc. ( A Shares)*.......................     129,560       2,928,056
                                                                   -------------
                                                                      16,877,949
                                                                   -------------

   INFORMATION TECHNOLOGY SERVICES -- 4.4%
   Ariba, Inc.*.....................................     264,910       3,072,956
   Micros Systems, Inc..............................      61,570       1,858,798
   NICE-Systems Ltd.ADR*............................     144,510       4,398,884
   Syntel, Inc......................................      55,530       2,650,447
                                                                   -------------
                                                                      11,981,085
                                                                   -------------

   INTERNET SOFTWARE/SERVICES -- 3.0%
   Digital River, Inc.*.............................      68,800       2,774,016
   NIC, Inc.........................................     244,207       2,171,000
   RightNow Technologies, Inc.*.....................     212,705       3,071,460
                                                                   -------------
                                                                       8,016,476
                                                                   -------------

    KALMAR
    POOLED
INVESTMENT
     TRUST
                                          SCHEDULE OF INVESTMENTS --  CONTINUED
"GROWTH-WITH-VALUE"                                          SEPTEMBER 30, 2009
    SMALL CAP FUND                                                   (UNAUDITED)

                                                                                       Value
                                                                        Shares        (Note 1)
                                                                       ---------   --------------
TECHNOLOGY SERVICES -- (CONTINUED)

          PACKAGED SOFTWARE -- 3.0%
          ANSYS, Inc.*..............................................      58,530   $    2,193,119
          OPNET Technologies, Inc...................................     112,145        1,225,745
          Rovi Corp.*...............................................     138,417        4,650,811
                                                                                   --------------
                                                                                        8,069,675
                                                                                   --------------
          TOTAL TECHNOLOGY SERVICES                                                    44,945,185
                                                                                   --------------

TRANSPORTATION -- 1.3%

          AIR FREIGHT/COURIERS -- 1.3%
          UTi Worldwide, Inc.*......................................     240,890        3,488,087
                                                                                   --------------
          TOTAL TRANSPORTATION                                                          3,488,087
                                                                                   --------------

UTILITIES -- 0.7%

          GAS DISTRIBUTORS -- 0.7%
          Clean Energy Fuels Corp.*.................................     125,280        1,805,285
                                                                                   --------------
          TOTAL UTILITIES...........................................                    1,805,285
                                                                                   --------------
          TOTAL COMMON STOCK (COST $ 221,195,438)                                     257,687,420
                                                                                   --------------

MONEY MARKET SECURITIES -- 3.6%

MONEY MARKET FUNDS -- 3.6%
          BlackRock Liquidity Funds TempCash Portfolio..............   4,898,282        4,898,282
          BlackRock Liquidity Funds TempFund Portfolio..............   4,898,282        4,898,282
                                                                                   --------------
          TOTAL MONEY MARKET SECURITIES (COST $ 9,796,564)                              9,796,564
                                                                                   --------------

          TOTAL INVESTMENTS (COST$230,992,002)** -- 99.0%                             267,483,984

          OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                                 2,592,942
                                                                                   --------------

          NET ASSETS -- 100.0%                                                     $  270,076,926
                                                                                   ==============


*     Non-income producing security

      ADR - American Depository Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $   230,992,002
                                                 ---------------
Gross unrealized appreciation                    $    57,412,082
Gross unrealized depreciation                        (20,920,100)
                                                 ---------------
Net unrealized appreciation                      $    36,491,982
                                                 ===============

KALMAR
POOLED
INVESTMENT
TRUST

                          Notes to Quarterly Schedule of Investments (Unaudited)

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

Security Valuation. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierachy below:

-     Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund's investments as of September 30, 2009 is as follows:

                                                   TOTAL MARKET                       LEVEL 2        LEVEL 3
                                                     VALUE AT          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                   SEPTEMBER 30,       QUOTED       OBSERVABLE     UNOBSERVABLE
                                                       2009            PRICES         INPUTS          INPUTS
                                                   -------------   --------------   -----------    ------------
Common Stock*                                      $ 257,687,420   $  257,687,420   $        --    $        --
Money Market Securities                                9,796,564        9,796,564            --             --
                                                   -------------   --------------   -----------    -----------
Total                                              $ 267,483,984   $  267,483,984   $        --    $        --
                                                   =============   ==============   ===========    ===========

* Please refer to the Schedule of Investments for industry and security type breakout.

For the period ended September 30, 2009, the Fund held no securities which measured their fair value using level 3 inputs.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KALMAR POOLED INVESTMENT TRUST

By (Signature and Title)*  /S/ FORD B. DRAPER, JR.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       NOVEMBER 12, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ FORD B. DRAPER, JR.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date                       NOVEMBER 12, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ VERNA E. KNOWLES
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date                       NOVEMBER 12, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.